Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	127,542,120	117,260,870
Common stock, shares outstanding	127,542,120	117,260,870